Consolidated Balance Sheets		Dec. 31, 2025 MYR (RM)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 MYR (RM)	Dec. 31, 2023 MYR (RM)
Current assets
Cash and cash equivalents		RM 172,025	$ 42,412	RM 9,365	RM 4,116,347
Restricted cash		12,090	2,981	12,090	12,090
Investments in marketable securities		29,183,340	7,195,103	22,594,500	4,434,792
Accounts receivable, net		31,050,630	7,655,481	34,040,469	20,090,422
Contract assets, net				46,140
Deposits and other receivables		33,428,420	8,241,722	11,272,476	22,810,363
Total current assets		93,846,505	23,137,699	67,975,040	51,464,014
Non-current assets
Property and equipment		719,357	177,356	779,367	557,758
Deferred initial public offering costs				2,859,702	2,775,539
Total non-current assets		719,357	177,356	3,639,069	3,333,297
Total assets		94,565,862	23,315,055	71,614,109	54,797,311
Current liabilities
Accounts payable		567,477	139,911	335,408	1,752,435
Contract liabilities		9,848,141	2,428,043	3,700,000	2,584,731
Amount due to a director		779	192	61,995	50,188
Amount due to a related party		3,259,111	803,528	3,320,276	2,108,419
Accrued liabilities and other payables		14,925,614	3,679,885	15,124,668	6,976,337
Bank loan		33,637	8,293	32,369	30,626
Lease liabilities		31,001	7,643	28,986
Income taxes payables		17,202,927	4,241,353	14,010,069	11,165,069
Total current liabilities		45,868,687	11,308,848	36,613,771	24,667,805
Non-current liabilities
Lease liabilities		86,328	21,284	117,276
Bank loan		292,345	72,077	326,346	357,487
Total non-current liabilities		378,673	93,361	443,622	357,487
Total liabilities		46,247,360	11,402,209	37,057,393	25,025,292
Shareholders’ equity
Ordinary shares, USD0.0001 par value, 500,000,000 shares authorized, 15,000,000, 15,000,000 and 16,250,000 shares issued and outstanding as of December 31, 2023, 2024 and 2025, respectively*	[1]	7,213	1,625	6,263	6,263
Additional paid-in capital	[1]	13,125,132	3,236,132	243,737	243,737
Retained earnings		35,186,147	8,675,086	34,306,705	29,522,019
Equity attributable to owners of the Company		48,318,492	11,912,843	34,556,705	29,772,019
Non-controlling interest		10	3	11
Total equity		48,318,502	11,912,846	34,556,716	29,772,019
Total liabilities and shareholders’ equity		RM 94,565,862	$ 23,315,055	RM 71,614,109	RM 54,797,311

[1]	Giving retroactive effect to the issuance of ordinary shares effected which are detailed in Note 12.